Gains or losses on financial assets and liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains Or Losses On Financial Assets And Liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss		R$ 1,626,177	R$ 1,555,837	R$ 711,949
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	[1]	3,445,525	3,519,626	12,122,794
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		(270,616)	205,016	172,828
Financial Assets Not Measured At Fair Value Through Profit Or Loss		(239,777)	(665,853)	(239,054)
Financial Assets available-for-sale
Debt instruments		(42,552)	(432,510)	(207,011)
Equity instruments		(197,225)	(233,343)	(32,043)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net		(407,973)	(4,392,844)	229,543
Total		R$ 4,153,336	R$ 221,782	R$ 12,998,060

[1]	Includes the exchange hedge of the Bank’s interest in Cayman (note 23).